Leases - Schedule of Associated Financial Statement (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Operating lease right-of-use assets, net	$ 5,720	$ 9,918
Liabilities
Operating lease liabilities, current	2,669	4,218
Operating lease liabilities, non-current	$ 2,156	$ 4,719
Weighted average remaining lease term (in years)	2 years 6 months 29 days	3 years 3 months
Weighted average discount rate per annum (%)	5.84%	5.84%